                                               MORGAN STANLEY
                                                DEAN WITTER

DIRECTORS                              OFFICERS
Barton M. Biggs
CHAIRMAN OF THE BOARD
 Director and Managing Director,
 Morgan Stanley Dean Witter            Stefanie V. Chang
 Investment Management Inc. and        VICE PRESIDENT
 Morgan Stanley Dean Witter
 Investment Management Limited;
 Managing Director, Morgan Stanley
 & Co. Incorporated
Michael F. Klein
DIRECTOR AND PRESIDENT                 Harold J. Schaaff, Jr.
 Principal, Morgan Stanley Dean        VICE PRESIDENT
 Witter Investment Management Inc.
 and Morgan Stanley & Co.
 Incorporated
John D. Barrett II
Chairman and Director, Barrett
Associates, Inc.                       Joseph P. Stadler
Gerard E. Jones                        VICE PRESIDENT
Partner, Richards & O'Neil LLP
Andrew McNally IV
River Road Partners
Samuel T. Reeves
Chairman of the Board and Chief
Executive Officer, Pinacle L.L.C.      Mary E. Mullin
Fergus Reid                            SECRETARY
Chairman and Chief Executive
Officer, LumeLite Plastics
Corporation
Frederick O. Robertshaw
Of Counsel, Copple, Chamberlin &
Boehm, P.C.                            Karl O. Hartmann
INVESTMENT ADVISER AND                 ASSISTANT SECRETARY
ADMINISTRATOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020               Belinda A. Brady
DISTRIBUTOR                            ASSISTANT TREASURER
Morgan Stanley & Co., Incorporated
1221 Avenue of the Americas
New York, New York 10020
CUSTODIAN
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

   FOR CURRENT PERFORMANCE, CURRENT NET ASSET VALUE, OR FOR ASSISTANCE WITH YOUR ACCOUNT, PLEASE CONTACT THE FUND AT (800) 548-7786.

                           MORGAN STANLEY DEAN WITTER
                          STRATEGIC ADVISER FUND, INC.

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

President's Letter..............................          1

Managers' Reports and Portfolio of Investments by Portfolio:

  Conservative Portfolio........................          3

  Moderate Portfolio............................          6

  Aggressive Portfolio..........................          9

Statement of Assets and Liabilities.............         12

Statement of Operations.........................         13

Statement of Changes in Net Assets..............         14

Financial Highlights............................         15

Notes to Financial Statements...................         18

This report is authorized for distribution only when preceded or accompanied by the prospectus of the Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. The prospectus describes in detail each of the Portfolio's investment policies to the prospective investor. Please read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

[LOGO]  Morgan Stanley Dean Witter
        Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

PRESIDENT'S LETTER
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:
--------
We are pleased to present to you the Fund's Semi-Annual Report for the six months ended June 30, 1999. Our Fund offers three Portfolios that are intended to provide investors a range of asset allocation strategies designed to accommodate different investors' philosophies, goals and risk tolerances. Set forth below is a general market review for the first half of 1999. Additional portfolio manager commentary, performance statistics and other useful information for each of the Fund's Portfolios are contained in the report.

After the Asian and Russian economic crises experienced in 1997 and the end of 1998, the global economy began to "heal" in the first half of 1999. The reflationary policies of central banks around the world began to take root, spurring improved and broader economic growth in many troubled areas of the world. Reflecting this global healing, interest rates in the U.S. crept upward on fears of faster inflation as the world economy resumes broader based growth. The Lehman Aggregate Bond Index fell 1.4% in the first half of the year. Performance in equity markets was strong despite rising interest rates in the U.S. The S&P 500 Index rose 12.4% during this period. Foreign stock prices also rose, but weakening foreign currencies hampered returns to U.S. investors. In the first half of the year, the MSCI EAFE Index rose 13.6% in local terms, but only 4.0% in U.S. dollar terms.

While the bull market of 1998 was characterized by narrow market leadership and was concentrated in particular sectors and names, the strength in 1999 has so far been much broader in scope. The disparity between value and growth stock performance in the U.S. narrowed, as did the disparity between large cap and small cap stock performance, creating a benign environment for active stock pickers. Within the bond market, performance also reflected broader economic growth. Spread products, such as mortgages and high yield corporates, which had been battered in last year's flight to quality, saw improved performance, as spreads relative to Treasuries narrowed to more normal levels. Spread products have outperformed higher quality Treasuries (-2.4%) in the first half of this year (Corporate Bonds -2.0%, High Yield Debt +1.8%, Mortgages +0.7%).

Foreign stock performance was mixed in the first half of 1999. While Japan (+20.7%) and Developed Pacific Markets (+23.0%) showed strong gains, a weak Euro and softening economies held back European stock performance (-2.4%). Emerging market equities were the star performer of the first half. Although Brazil was forced to devalue its currency, the move had been widely anticipated and priced into emerging markets. Because of the strong financial reforms Brazil had already enacted, the financial sector was able to manage through the devaluation. As the situation in Latin America stabilized, emerging market equities began to soar. The MSCI Emerging Markets Free Index rose 39.9% in the first half of the year, led by Asia (+55.4%), and followed by Latin America (+31.0%) and Eastern Europe (+28.4%).

While broader economic growth has driven many equity markets to new highs this year, this news has not been positive for bonds. The unabated economic expansion in the U.S., coupled with rising commodity prices, has led market participants to speculate that inflation, and therefore bond yields, will pick up. Although inflation data remained mixed, retail sales data showed surprising strength. At the end of June, the Federal Reserve responded by raising interest rates 25 basis points.

Broadening economic growth has been reflected in the global recovery of the manufacturing sector, which had stagnated in 1998. The recovery has been led by Asia and the U.S., with Europe pointing to a stronger second half. Consumption may slow modestly in the West, as commodity prices bottom, and interest-rate sensitive sectors react to

--------------------------------------------------------------------------------
the rise in bond yields. However, 1999 growth is expected to increase globally, compared to 1998. Growth in the year 2000 should show an acceleration of this trend. Earnings should benefit and grow approximately 10% over the next twelve months in the U.S. and Europe, and close to 20% for Japan.

Although the current bull market appears to be eternal, we emphasize that there are significant differences between the environment today and that of the past two years. The key difference is that inflationary pressures, particularly in the U.S., may not be quiescent. Oil prices are up near 100% from their lows. World growth is picking up, and is reflected in bottoming commodity prices. Strong consumption and tight labor markets in the U.S. will ultimately lead to inflationary pressures. Although the Fed has adopted a "neutral bias", we believe that further interest hikes this year are likely, possibly forcing a final capitulation in the bond market. With interest rates and liquidity less supportive of an overvalued U.S. equity market, stronger earnings will become crucial to continued strength for U.S. stocks. We anticipate better equity performance in non-U.S. markets, where valuations, growth prospects, and liquidity trends are more favorable.

We hope you find the enclosed Report informative. As always, we very much appreciate your continued support of the Fund.

Sincerely,

/s/Michael F. Klein

Michael F. Klein
PRESIDENT

July 1999

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 1999)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income         77.2%
U.S. Equity               19.6%
International Equity       1.4%
Other                      1.8%

PERFORMANCE COMPARED TO THE LEHMAN 1-3 YEAR
GOVERNMENT BOND INDEX AND THE COMPOSITE INDEX

                                        TOTAL RETURNS(2)
                           -------------------------------------------
                                                     AVERAGE ANNUAL
                              YTD       ONE YEAR   SINCE INCEPTION(3)
                           ----------  ----------  -------------------
PORTFOLIO--CLASS A(3)....       3.73%       6.46%           7.80%
PORTFOLIO--CLASS B(3)....       3.54        6.12            7.43
LEHMAN 1-3 YEAR
  GOVERNMENT BOND
INDEX(1).................       1.15        5.04            5.41
COMPOSITE INDEX(1).......       3.43        8.31            9.73

1.The Lehman 1-3 Year Government Bond Index is comprised of government agency and treasury securities with maturities of 1-3 years. The Composite Index for the Conservative Portfolio is a composite comprised of 70% of the Lehman 1-3 Year Government Bond Index, 20% of the S&P 500 Index and 10% of the Salomon High Yield Market Index.

2.Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3.The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

----------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Conservative Portfolio seeks the highest level of long-term total return that is consistent with a relatively conservative level of risk. The Portfolio invests primarily in certain fixed income portfolios, and, to a lesser degree, certain equity portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the ranges of 75%-85% fixed income and 15%-25% equities. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

For the six months ended June 30, 1999, the Portfolio had a total return of 3.73% for the Class A shares and 3.54% for the Class B shares compared to 1.15% for the Lehman 1-3 Year Government Bond Index (the "Lehman Index") and 3.43% for the Composite Index. For the one year period ended June 30, 1999, the Portfolio had a total return of 6.46% for the Class A shares and 6.12% for the Class B shares compared to 5.04% for the Lehman Index and 8.31% for the Composite Index. For the period since inception on December 31, 1997 through June 30, 1999, the Portfolio had an average annual total return of 7.80% for the Class A shares and 7.43% for the Class B shares compared to 5.41% for the Lehman Index and 9.73% for the Composite Index.

Our asset allocation in the first half modestly overweight equities and high yield debt while underweighting high quality fixed income. As of June 30, our allocation to U.S. equity mutual funds was 19.6%, with a 1.4% allocation to non-U.S. equities. Our allocation to high yield debt was 10.8%, while our allocation to high quality U.S. fixed income was 66.4%.

The outperformance of the Portfolio was due to both strong security selection within the underlying mutual funds and to marginal allocation decisions. The MSDWIF Equity Growth Portfolio was the largest contributor to outperformance, returning 15.49% over the last six months, exceeding the 12.38% return for the S&P 500 (inclusive of dividends). The MAS High Yield Portfolio

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO (CONT.)
also outperformed, returning 3.91% relative to 1.77% for the Salomon High Yield Market Index. The MAS Limited Duration Portfolio returned 1.56%, outperforming the 1.15% return for the Lehman 1-3 Year Government Bond Index. The MSDWIF U.S. Equity Plus Portfolio performed close to the S&P 500, returning 11.91% in the first half. In 1999, the broadening market and economic strength provided a benign environment for active stock selection strategies and spread products.

Allocation decisions that contributed positively to results included our decision to overweight high yield debt and underweight high quality debt. This position was positively rewarded, as spreads narrowed to more normal levels. Our decision to slightly overweight U.S. equities also added value, as equity prices continued to rise despite a weak bond market.

The U.S. equity market has now reached an overvaluation extreme not seen since 1987. Although U.S. economic growth continues to surprise on the upside, the benign low inflation, low interest rate environment is coming to an end. Higher interest rates are already less supportive of an equity market priced for perfection, and given this overvaluation, the market may not be able to withstand a series of Federal Reserve tightenings. We are closely monitoring key factors that will influence the pace and magnitude of the Fed's interest rate hikes. In the meantime, we have positioned the Portfolio with an emphasis on areas of attractive relative valuation. We have introduced a significant exposure to the MSDWIF Value Equity Portfolio's strategy, which focuses on large cap value stocks. We have also introduced the MAS Mid Cap Growth and Mid Cap Value strategies to take advantage of a segment of the U.S. market at a less extreme valuation level. In June, we added in an international equity strategy. We believe that Europe and Asia are in an early part of the growth cycle, and expect to see acceleration in these economies relative to the U.S. over the months ahead. While our Portfolio is slightly overweight equities, we will be looking to reduce exposure to large cap equities in favor of short-term bonds in light of the extreme valuations.

Francine J. Bovich
PORTFOLIO MANAGER

July 1999

--------------------------------------------------------------------------------
Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
  SHARES                                                          (000)
--------------------------------------------------------------------------

INVESTMENTS (98.2%)
U.S. FIXED INCOME FUNDS (77.2%)
    56,466  MAS High Yield Portfolio, Institutional Class.....  $      510
   307,882  MAS Limited Duration Portfolio, Institutional
              Class...........................................       3,150
                                                                ----------
                                                                     3,660
                                                                ----------
U.S. EQUITY FUNDS (19.6%)
     3,573  MAS Mid Cap Growth Portfolio, Institutional
              Class...........................................          92
     4,047  MAS Mid Cap Value Portfolio, Institutional
              Class...........................................          95
    13,920  MSDWIF Equity Growth Portfolio, Class A...........         306
    13,330  MSDWIF U.S. Equity Plus Portfolio, Class A........         185
    19,174  MSDWIF Value Equity Portfolio, Class A............         250
                                                                ----------
                                                                       928
                                                                ----------
INTERNATIONAL EQUITY FUND (1.4%)
     5,494  MSDWIF Active International Allocation Portfolio,
              Class A.........................................          68
                                                                ----------
TOTAL INVESTMENTS (98.2%) (Cost $4,654).......................       4,656
OTHER ASSETS AND LIABILITIES -- NET (1.8%)....................          85
                                                                ----------
NET ASSETS (100%).............................................  $    4,741
                                                                ----------
                                                                ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                          Conservative Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 1999)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Fixed Income         46.3%
U.S. Equity               36.3%
International Equity      16.1%
Other                      1.3%

PERFORMANCE COMPARED TO THE S&P 500 INDEX AND
THE COMPOSITE INDEX

                                      TOTAL RETURNS(2)
                         -------------------------------------------
                                        ONE        AVERAGE ANNUAL
                            YTD         YEAR     SINCE INCEPTION(3)
                         ----------  ----------  -------------------
PORTFOLIO--CLASS
A(3)...................       6.20%       7.49%          10.90%
PORTFOLIO--CLASS
B(3)...................       6.01        7.25           10.60
S&P 500 INDEX(1).......      12.38       22.75           27.90
COMPOSITE INDEX(1).....       4.81       11.13           14.65

1. The S&P 500 Index is a stock index comprised of 500 large-cap U.S. companies with market capitalization of $1 billion or more. These 500 companies are a representative sample of some 100 industries, chosen mainly for market size, liquidity and industry group representation. The Composite Index for the Moderate Portfolio is a composite comprised of 40% of the Lehman Intermediate Government/Corporate Bond Index, 35% of the S&P 500 Index, 15% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and 10% of the Salomon High Yield Market Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Moderate Portfolio seeks the highest level of long-term total return consistent with a relatively moderate level of risk primarily through investment in a mix of fixed income and equity portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the range of 45%-55% equities and 45%-55% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

For the six months ended June 30, 1999, the Portfolio had a total return of 6.20% for the Class A shares and 6.01% for the Class B shares compared to 12.38% for the S&P 500 Index and 4.81% for the Composite Index. For the one year period ended June 30, 1999, the Portfolio had a total return of 7.49% for the Class A shares and 7.25% for the Class B shares compared to 22.75% for the S&P 500 Index and 11.13% for the Composite Index. For the period since inception on December 31, 1997 through June 30, 1999, the Portfolio had an average annual total return of 10.90% for the Class A shares and 10.60% for the Class B shares compared to 27.90% for the S&P 500 Index and 14.65% for the Composite Index.

Our asset allocation in the first half modestly overweight equities and high yield debt while underweighting high quality fixed income. As of June 30, our allocation to U.S. equity mutual funds was 36.3%, with a 16.1% allocation to non-U.S. equity mutual funds. Our allocation to high yield debt was 10.6%, while our allocation to high quality U.S. fixed income was 35.7%.

The outperformance of the Portfolio was due to both strong security selection within the underlying mutual funds and marginal allocation decisions. The MSDWIF Equity Growth Portfolio was the largest contributor to outperformance, returning 15.49% over the last six months, exceeding the 12.38% return for the S&P 500 (inclusive of dividends). The MAS High Yield Portfolio also outperformed returning 3.91% relative to 1.77% for the Salomon High Yield Market Index. The MAS

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
MODERATE PORTFOLIO (CONT.)
Intermediate Duration Portfolio returned -0.51%, outperforming the -0.58% return for the Lehman Intermediate Government/Corporate Bond Index. The MSDWIF Active International Allocation Portfolio and the MSDWIF U.S. Equity Plus Portfolio performed in line with their respective benchmarks. The MSDWIF Equity Plus Portfolio returned 11.91% in the first half. The MSDWIF Active International Allocation Portfolio returned 4.12% in the first half, compared to 3.97% for MSCI EAFE. In 1999, the broadening market and economic strength provided a benign environment for active stock selection strategies and spread products.

Allocation decisions that contributed positively to results included a small opportunistic overweight to Latin America. We established this position in March, after the Brazilian devaluation seemed to have little impact on global emerging markets. The economic recovery and cheap valuations in emerging markets, particularly Latin America at the time made these markets a compelling investment. Latin America rose significantly from March through June (+20%). We then sold off our investment in Latin America in favor of a more diversified approach to emerging markets. Our decision to overweight high yield debt and underweight high quality debt was also positively rewarded, as spreads narrowed to more normal levels. We were also underweighted to non-U.S. developed market equities, which have underperformed U.S. equities. This underperformance is due primarily to European stock weakness. European stocks had experienced strong price increases over the past three years, leading to stretched valuation levels, rivaling those of the U.S. However, poor economic performance led to a less favorable earnings environment in Europe, whereas in the U.S., economic and earnings growth remained strong. We also broadened our U.S. equity exposure to incorporate a small cap stock strategy. We added the MAS Small Cap Growth Portfolio in late March, seeking to capture the benefits of attractive valuations and improved earnings outlook for small cap stocks. The MAS Small Cap Growth Portfolio has risen 57% since the purchase.

The U.S. equity market has now reached an overvaluation extreme not seen since 1987. Although U.S. economic growth continues to surprise on the upside, the benign low inflation, low interest rate environment is coming to an end. Higher interest rates are already less supportive of an equity market priced for perfection, and given this overvaluation, the market may not be able to withstand a series of Federal Reserve tightenings. We are closely monitoring key factors that will influence the pace and magnitude of the Fed's interest rate hikes. In the meantime, we have positioned the Portfolio with an emphasis on areas of attractive relative valuation. We have introduced a significant exposure to the MSDWIF Value Equity Portfolio's strategy, which focuses on large cap value stocks. We have also introduced the MAS Small Cap Growth and Mid Cap Value strategies to take advantage of a segment of the U.S. market at a less extreme valuation level. Within equities, we favor non-U.S. stocks (developed and emerging). We believe that Europe and Asia are in an early part of the growth cycle, and expect to see acceleration in these economies relative to the U.S. over the months ahead. While our Portfolio is currently slightly overweight equities, we will be looking to reduce exposure to large cap U.S. equities in favor of intermediate-term bonds in light of the extreme valuations.

Francine J. Bovich
PORTFOLIO MANAGER

July 1999

--------------------------------------------------------------------------------
                                                              Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
 SHARES                                                           (000)
-------------------------------------------------------------------------

INVESTMENTS (98.7%)
U.S. FIXED INCOME FUNDS (46.3%)
   73,377   MAS High Yield Portfolio, Institutional Class.....  $     663
  218,446   MAS Intermediate Duration Portfolio, Institutional
              Class...........................................      2,160
    6,049   MAS Limited Duration Portfolio, Institutional
              Class...........................................         62
                                                                ---------
                                                                    2,885
                                                                ---------
U.S. EQUITY FUNDS (36.3%)
    2,666   MAS Mid Cap Value Portfolio, Institutional
              Class...........................................         63
    5,288   MAS Small Cap Growth Portfolio, Institutional
              Class...........................................        150
   35,865   MSDWIF Equity Growth Portfolio, Class A...........        789
   42,597   MSDWIF U.S. Equity Plus Portfolio, Class A........        592
   50,996   MSDWIF Value Equity Portfolio, Class A............        663
                                                                ---------
                                                                    2,257
                                                                ---------
INTERNATIONAL EQUITY FUNDS (16.1%)
   77,715   MSDWIF Active International Allocation Portfolio,
              Class A.........................................        963
    4,016   MSDWIF Latin American Portfolio, Class A..........         38
                                                                ---------
                                                                    1,001
                                                                ---------
TOTAL INVESTMENTS (98.7%) (Cost $5,965).......................      6,143
OTHER ASSETS AND LIABILITIES -- NET (1.3%)....................         84
                                                                ---------
NET ASSETS (100%).............................................  $   6,227
                                                                ---------
                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
Moderate Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO

COMPOSITION OF NET ASSETS (AT JUNE 30, 1999)
-----------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Equity               48.3%
International Equity      36.2%
U.S. Fixed Income         13.7%
Other                      1.8%

PERFORMANCE COMPARED TO THE MSCI WORLD INDEX
AND THE COMPOSITE INDEX

                                      TOTAL RETURNS(2)
                         -------------------------------------------
                                        ONE        AVERAGE ANNUAL
                            YTD         YEAR     SINCE INCEPTION(3)
                         ----------  ----------  -------------------
PORTFOLIO--CLASS
A(3)...................      12.97%      11.20%          14.49%
PORTFOLIO--CLASS
B(3)...................      12.75       10.94           14.31
MSCI WORLD INDEX(1)....       8.51       15.67           22.17
COMPOSITE INDEX(1).....       9.94       15.73           17.76

1. The MSCI World Index is an unmanaged index of common stocks and includes securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/ Pacific region, including dividends. The Composite Index for the Aggressive Portfolio is a composite comprised of 50% of the Russell 3000 Index, 25% of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index, 15% of the Lehman Aggregate Bond Index and 10% of the IFC Investable Emerging Markets Index.

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

3. The Portfolio commenced operations on December 31, 1997.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------------------------------------

THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The Aggressive Portfolio seeks the highest level of long-term capital appreciation that is consistent with a relatively high level of risk primarily through investment in certain equity portfolios, and, to a lesser degree certain fixed income portfolios of the Morgan Stanley Dean Witter Institutional Fund, Inc. and the MAS Funds. The Portfolio's assets are normally allocated within the range of 80%-90% equities and 10%-20% fixed income. The allocations are expected to be relatively static with subtle periodic adjustments in response to market developments.

For the six months ended June 30, 1999, the Portfolio had a total return of 12.97% for Class A shares and 12.75% for Class B shares compared to 8.51% for the MSCI World Index and 9.94% for the Composite Index. For the one year period ended June 30, 1999, the Portfolio had a total return of 11.20% for the Class A shares and 10.94% for the Class B shares compared to 15.67% for the MSCI World Index and 15.73% for the Composite Index. For the period since inception on December 31, 1997 through June 30, 1999, the Portfolio had an average annual total return of 14.49% for the Class A shares and 14.31% for the Class B shares compared to 22.17% for the MSCI World Index and 17.76% for the Composite Index.

Our asset allocation in the first half modestly overweight equities while underweighting fixed income. As of June 30, our allocation to U.S. equity mutual funds was 48.3%, with a 36.2% allocation to non-U.S. equities, including emerging markets. Our exposure to U.S. fixed income and cash equivalents was 14.8% (inclusive of high yield debt).

The outperformance of the Aggressive Portfolio was due to both strong security selection within the underlying mutual funds and successful marginal allocation decisions. The MSDWIF Equity Growth Portfolio was the largest contributor to outperformance, returning 15.49% over the last six months, exceeding the 12.38% return for the S&P 500 (inclusive of dividends). The MAS Mid Cap Growth Portfolio continued to deliver strong returns, rising 20.71%, far outpacing the S&P 400 Mid Cap Index return of 6.88%. In combination, the Equity Growth and

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO (CONT.)
Mid Cap Growth Portfolios far outpaced the Russell 3000 Index return of 11.4% in the first half. The MAS Fixed Income Portfolio returned -1.6%, in line with the -1.4% return for the Lehman Aggregate Bond Index. The MSDWIF Active International Allocation Portfolio, the MSDWIF Emerging Markets Portfolio, and the MSDWIF U.S. Equity Plus Portfolio also performed in line with their respective benchmarks. The MSDWIF U.S. Equity Plus Portfolio returned 11.91% in the first half. The MSDWIF Active International Allocation Portfolio returned 4.12% in the first half, compared to 3.97% for MSCI EAFE. The MSDWIF Emerging Markets Portfolio kept pace with the surge in emerging markets, rising 40.00%, compared to 38.3% for the IFC Investable Emerging Markets Index. In 1999, the broadening market and economic strength provided a benign environment for active stock selection strategies and spread products.

Allocation decisions that contributed positively to results included a small overweight to emerging markets, with an emphasis on Latin America. We established these positions in March, after the Brazilian devaluation seemed to have little impact on global emerging markets. The economic recovery and cheap valuations in emerging markets, particularly Latin America at the time made these markets a compelling investment. Latin America rose significantly from March through mid-June. We then sold off our investment in Latin America in favor of a more diversified approach to emerging markets. We were also underweighted to non-U.S. developed market equities, which have underperformed U.S. equities. This underperformance is due primarily to European stock weakness. European stocks had experienced strong price increases over the past three years, leading to stretched valuation levels, rivaling those of the U.S. However, poor economic performance led to a less favorable earnings environment in Europe, whereas in the U.S., economic and earnings growth remained strong. We also broadened our U.S. equity exposure in the U.S. to incorporate a small cap strategy. We added the MAS Small Cap Growth Portfolio in late February, seeking to capture the benefits of attractive valuations and improved earnings outlook for small cap stocks. The MAS Small Cap Growth Portfolio has risen 70% from March through June.

The U.S. equity market has now reached an overvaluation extreme not seen since 1987. Although U.S. economic growth continues to surprise on the upside, the benign low inflation, low interest rate environment is coming to an end. Higher interest rates are already less supportive of an equity market priced for perfection, and given this overvaluation, the market may not be able to withstand a series of Federal Reserve tightenings. We are closely monitoring key factors that will influence the pace and magnitude of the Fed's interest rate hikes. In the meantime, we have positioned the Portfolio with an emphasis on areas of attractive relative valuation. We have introduced a significant exposure to the MSDWIF Value Equity Portfolio's strategy and the MAS Mid Cap Value strategy which focus on large cap value stocks and mid cap value stocks, respectively. Our allocation within U.S. equities favors mid cap and small cap stocks, where valuations are less stretched. Within global equities, we favor non-U.S. stocks (developed and emerging). We believe that Europe and Asia are in an early part of the growth cycle, and expect to see acceleration in these economies relative to the U.S. over the months ahead. While our Portfolio is currently slightly overweight equities, we will be looking to reduce exposure to large cap U.S. equities in favor of short-term bonds in light of extreme equity valuations and interest rate uncertainties.

Francine J. Bovich
PORTFOLIO MANAGER

July 1999

--------------------------------------------------------------------------------
Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  VALUE
 SHARES                                                           (000)
-------------------------------------------------------------------------

INVESTMENTS (98.2%)
U.S. EQUITY FUNDS (48.3%)
   11,863   MAS Mid Cap Growth Portfolio, Institutional
              Class...........................................  $     306
    9,817   MAS Mid Cap Value Portfolio, Institutional
              Class...........................................        230
    8,167   MAS Small Cap Growth Portfolio, Institutional
              Class...........................................        232
   36,928   MSDWIF Equity Growth Portfolio, Class A...........        813
   45,876   MSDWIF U.S. Equity Plus Portfolio, Class A........        638
   45,212   MSDWIF Value Equity Portfolio, Class A............        588
                                                                ---------
                                                                    2,807
                                                                ---------
INTERNATIONAL EQUITY FUNDS (36.2%)
  116,063   MSDWIF Active International Allocation Portfolio,
              Class A.........................................      1,438
   43,110   MSDWIF Emerging Markets Portfolio, Class A........        577
    9,203   MSDWIF Latin American Portfolio, Class A..........         86
                                                                ---------
                                                                    2,101
                                                                ---------
U.S. FIXED INCOME FUNDS (13.7%)
   57,203   MAS Fixed Income Portfolio, Institutional Class...        652
    6,778   MAS High Yield Portfolio, Institutional Class.....         61
    8,195   MAS Limited Duration Portfolio, Institutional
              Class...........................................         84
                                                                ---------
                                                                      797
                                                                ---------
TOTAL INVESTMENTS (98.2%) (Cost $5,162).......................      5,705
OTHER ASSETS AND LIABILITIES -- NET (1.8%)....................        104
                                                                ---------
NET ASSETS (100%).............................................  $   5,809
                                                                ---------
                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                            Aggressive Portfolio

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 1999
--------------------------------------------------------------------------------

                                               CONSERVATIVE     MODERATE      AGGRESSIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (000)          (000)          (000)
-----------------------------------------------------------------------------------------

ASSETS
  Investments, at Cost.......................       $4,653         $5,965         $5,162
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investments, at Value......................       $4,656         $6,143         $5,705
  Cash.......................................           27             28             64
  Dividends Receivable.......................           15              7             --
  Deferred Organization Costs................           69             69             69
  Receivable from Investment Adviser.........           12             13             15
-----------------------------------------------------------------------------------------
TOTAL ASSETS.................................        4,779          6,260          5,853
-----------------------------------------------------------------------------------------
LIABILITIES
  Payable for Investments Purchased..........          (15)            (7)            --
  Payable for Shares Redeemed................           --             --            (19)
  Professional Fees Payable..................          (12)           (14)           (13)
  Shareholder Reporting Fees Payable.........          (10)           (10)           (10)
  Custodian Fees Payable.....................           --             (1)            (1)
  Other Liabilities..........................           (1)            (1)            (1)
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES............................          (38)           (33)           (44)
-----------------------------------------------------------------------------------------
NET ASSETS...................................       $4,741         $6,227         $5,809
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid in Capital............................       $4,604         $5,899         $5,138
  Undistributed Net Investment Income........           80             58              3
  Accumulated Net Realized Gain..............           54             92            125
  Unrealized Appreciation on Investments.....            3            178            543
-----------------------------------------------------------------------------------------
NET ASSETS...................................       $4,741         $6,227         $5,809
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CLASS A:
---------------------------------------------
NET ASSETS...................................       $4,166         $5,627         $5,178
SHARES ISSUED AND OUTSTANDING ($0.001 PAR
  VALUE)
  (Authorized 1,500,000 shares)..............          394            505            437
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................       $10.57         $11.14         $11.85
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
CLASS B:
---------------------------------------------
NET ASSETS...................................       $  575         $  600         $  631
SHARES ISSUED AND OUTSTANDING ($0.001 PAR
  VALUE)
  (Authorized 1,500,000 shares)..............           55             54             53
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE............................       $10.54         $11.12         $11.85
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 1999
--------------------------------------------------------------------------------

                                               CONSERVATIVE     MODERATE      AGGRESSIVE
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                  (000)          (000)          (000)
-----------------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends from Underlying Funds............       $   87         $   65         $   11
  Interest...................................           --              1              1
-----------------------------------------------------------------------------------------
     Total Income............................           87             66             12
-----------------------------------------------------------------------------------------
EXPENSES:
Administrative Fees:
     Basic Fees..............................            4              5              5
     Less: Fees Waived.......................           (4)            (5)            (5)
                                                       ---            ---            ---
 Administrative Fees--Net....................           --             --             --
 Professional Fees...........................           25             32             29
 Filing and Registration Fees................           14             17             17
 Amortization of Organizational Costs........           10             10             10
 Custodian Fees..............................            3              5              6
 Distribution Fees on Class B Shares.........            1              1              1
 Other Expenses..............................            1              1              1
 Expenses Reimbursed by Adviser..............          (47)           (58)           (55)
-----------------------------------------------------------------------------------------
    Total Net Expenses.......................            7              8              9
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME........................           80             58              3
-----------------------------------------------------------------------------------------
NET REALIZED GAIN:
  Investments Sold...........................           62            112            164
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION:
  Investments................................           15            182            492
-----------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND CHANGE IN
  UNREALIZED APPRECIATION....................           77            294            656
-----------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting from
      Operations.............................       $  157         $  352         $  659
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    CONSERVATIVE                         MODERATE                          AGGRESSIVE
                                     PORTFOLIO                          PORTFOLIO                           PORTFOLIO
                        ------------------------------------   ----------------------------   -------------------------------------
                         SIX MONTHS
                           ENDED               YEAR             SIX MONTHS         YEAR             SIX MONTHS             YEAR
                          JUNE 30,             ENDED               ENDED          ENDED               ENDED               ENDED
                            1999           DECEMBER 31,        JUNE 30, 1999   DECEMBER 31,       JUNE 30, 1999        DECEMBER 31,
                        (UNAUDITED)            1998             (UNAUDITED)        1998            (UNAUDITED)             1998
                           (000)               (000)               (000)          (000)               (000)               (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS:
  Net Investment
    Income............  $        80    $              131      $         58    $       138    $                3       $        59
  Net Realized Gain...           62                    48               112             60                   164                32
  Change in Unrealized
    Appreciation
    (Depreciation)....           15                   (12)              182             (4)                  492                51
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase in Net
    Assets Resulting
    from Operations...          157                   167               352            194                   659               142
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  CLASS A:
  Net Investment
    Income............           --                  (138)               --           (182)                   --               (96)
  Net Realized Gain...           --                   (32)               --            (12)                   --                (3)
  In Excess of Net
    Realized Gain.....           --                    (7)               --            (18)                   --               (34)
  CLASS B:
  Net Investment
    Income............           --                   (23)               --            (21)                   --               (12)
  Net Realized Gain...           --                    (6)               --             (2)                   --                (1)
  In Excess of Net
    Realized Gain.....           --                    (1)               --             (2)                   --                (4)
-----------------------------------------------------------------------------------------------------------------------------------
  Total
    Distributions.....           --                  (207)               --           (237)                   --              (150)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE
 TRANSACTIONS:(1)
  CLASS A:
  Subscribed..........        1,434                 5,206             1,749          6,446                 1,274             6,426
  Distributions
    Reinvested........           --                   177                --            212                    --               133
  Redeemed............         (546)               (2,710)           (1,020)        (2,527)                 (877)           (2,848)
  CLASS B:
  Subscribed..........           --                    --                --             --                    --                --
  Distributions
    Reinvested........           --                    30                --             25                    --                17
-----------------------------------------------------------------------------------------------------------------------------------
  Net Increase in
    Capital Share
    Transactions......          888                 2,703               729          4,156                   397             3,728
-----------------------------------------------------------------------------------------------------------------------------------
  Total Increase in
    Net Assets........        1,045                 2,663             1,081          4,113                 1,056             3,720
NET ASSETS:
  Beginning of
    Period............        3,696                 1,033             5,146          1,033                 4,753             1,033
-----------------------------------------------------------------------------------------------------------------------------------
  End of Period.......  $     4,741    $            3,696      $      6,227    $     5,146    $            5,809       $     4,753
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  Undistributed net
    investment income
    included in end of
    period net
    assets............  $        80    $               --      $         58    $        --    $                3       $        --
-----------------------------------------------------------------------------------------------------------------------------------
(1) CAPITAL SHARE
  TRANSACTIONS:
   CLASS A:
   Shares
     Subscribed.......          138                   489               163            600                   118               598
   Shares Issued on
     Reinvesting
     Distributions....           --                    17                --             20                    --                13
   Shares Redeemed....          (52)                 (250)              (95)          (235)                  (81)             (263)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Class A Shares
     Outstanding......           86                   256                68            385                    37               348
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares
     Subscribed.......           --                    --                --             --                    --                --
   Shares Issued on
     Reinvesting
     Distributions....           --                     3                --              2                    --                 1
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in
     Class B Shares
     Outstanding......           --                     3                --              2                    --                 1
-----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                            CLASS A
                                                   ---------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    JUNE 30, 1999        YEAR ENDED         ONE DAY ENDED
                                                     (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997*
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $ 10.18             $ 10.00             $ 10.00
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................         0.18                0.35                  --
  Net Realized and Unrealized Gain...............         0.21                0.42                  --
------------------------------------------------------------------------------------------------------------
    Total From Investment Operations.............         0.39                0.77                  --
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income..........................           --               (0.46)                 --
  Net Realized Gain..............................           --               (0.11)                 --
  In Excess of Net Realized Gain.................           --               (0.02)                 --
------------------------------------------------------------------------------------------------------------
    Total Distributions..........................           --               (0.59)                 --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...................      $ 10.57             $ 10.18             $ 10.00
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
TOTAL RETURN.....................................         3.73%               7.76%               0.00%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)............      $ 4,166             $ 3,141             $   517
Ratio of Expenses to Average Net Assets (1)......         0.32%(a)            0.32%               0.00%(a)
Ratio of Net Investment Income to Average Net
  Assets (1).....................................         3.78%(a)            5.31%               0.00%(a)
Portfolio Turnover...............................           34%                129%                  0%
---------------------------
(1) Effect of Voluntary Expense Limitation During
  the Period:
    Per Share Benefit to Net Investment Income...      $  0.12             $  0.27             $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets...............         2.71%(a)            4.45%               0.00%(a)
    Net Investment Income to Average Net
      Assets.....................................         1.38%(a)            1.21%               0.00%(a)
------------------------------------------------------------------------------------------------------------

                                                                            CLASS B
                                                   ---------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    JUNE 30, 1999        YEAR ENDED         ONE DAY ENDED
                                                     (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997*
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.............      $ 10.18             $ 10.00             $ 10.00
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..........................         0.17                0.52                  --
  Net Realized and Unrealized Gain...............         0.19                0.23                  --
------------------------------------------------------------------------------------------------------------
    Total From Investment Operations.............         0.36                0.75                  --
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income..........................           --               (0.44)                 --
  Net Realized Gain..............................           --               (0.11)                 --
  In Excess of Net Realized Gain.................           --               (0.02)                 --
------------------------------------------------------------------------------------------------------------
    Total Distributions..........................           --               (0.57)                 --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...................      $ 10.54             $ 10.18             $ 10.00
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
TOTAL RETURN.....................................         3.54%               7.52%               0.00%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)............      $   575             $   555             $   516
Ratio of Expenses to Average Net Assets (2)......         0.57%(a)            0.57%               0.00%(a)
Ratio of Net Investment Income to Average Net
  Assets (2).....................................         3.53%(a)            5.06%               0.00%(a)
Portfolio Turnover...............................           34%                129%                  0%
---------------------------
(2) Effect of Voluntary Expense Limitation During
  the Period:
    Per Share Benefit to Net Investment Income...      $  0.12             $  0.42             $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets...............         2.96%(a)            4.70%               0.00%(a)
    Net Investment Income to Average Net
      Assets.....................................         1.13%(a)            0.96%               0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
MODERATE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  CLASS A
                                         ---------------------------------------------------------
                                         SIX MONTHS ENDED
                                          JUNE 30, 1999        YEAR ENDED         ONE DAY ENDED
                                           (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997*
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 10.49             $ 10.00             $ 10.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................         0.11                0.28                  --
  Net Realized and Unrealized Gain.....         0.54                0.71                  --
--------------------------------------------------------------------------------------------------
    Total From Investment Operations...         0.65                0.99                  --
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................           --               (0.43)                 --
  Net Realized Gain....................           --               (0.03)                 --
  In Excess of Net Realized Gain.......           --               (0.04)                 --
--------------------------------------------------------------------------------------------------
    Total Distributions................           --               (0.50)                 --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........      $ 11.14             $ 10.49             $ 10.00
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
TOTAL RETURN...........................         6.20%               9.93%               0.00%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................      $ 5,627             $ 4,580             $   517
Ratio of Expenses to Average Net Assets
  (1)..................................         0.24%(a)            0.25%               0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)...............         1.98%(a)            4.26%               0.00%(a)
Portfolio Turnover.....................           41%                139%                  0%
---------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income...........................      $  0.12             $  0.22             $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets.....         2.36%(a)            3.63%               0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets...............        (0.14)%(a)           0.88%               0.00%(a)
--------------------------------------------------------------------------------------------------

                                                                  CLASS B
                                         ---------------------------------------------------------
                                         SIX MONTHS ENDED
                                          JUNE 30, 1999        YEAR ENDED         ONE DAY ENDED
                                           (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997*
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 10.48             $ 10.00             $ 10.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................         0.09                0.42                  --
  Net Realized and Unrealized Gain.....         0.55                0.53                  --
--------------------------------------------------------------------------------------------------
    Total From Investment Operations...         0.64                0.95                  --
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................           --               (0.40)                 --
  Net Realized Gain....................           --               (0.03)                 --
  In Excess of Net Realized Gain.......           --               (0.04)                 --
--------------------------------------------------------------------------------------------------
    Total Distributions................           --               (0.47)                 --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........      $ 11.12             $ 10.48             $ 10.00
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
TOTAL RETURN...........................         6.01%               9.57%               0.00%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................      $   600             $   566             $   516
Ratio of Expenses to Average Net Assets
  (2)..................................         0.49%(a)            0.50%               0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)...............         1.73%(a)            4.01%               0.00%(a)
Portfolio Turnover.....................           41%                139%                  0%
---------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income...........................      $  0.11             $  0.35             $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets.....         2.61%(a)            3.88%               0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets...............        (0.39)%(a)           0.63%               0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS:
--------------------------------------------------------------------------------
AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

                                                                  CLASS A
                                         ---------------------------------------------------------
                                         SIX MONTHS ENDED
                                          JUNE 30, 1999        YEAR ENDED         ONE DAY ENDED
                                           (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997*
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 10.49             $ 10.00             $ 10.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income................         0.01                0.13                  --
  Net Realized and Unrealized Gain.....         1.35                0.70                  --
--------------------------------------------------------------------------------------------------
    Total From Investment Operations...         1.36                0.83                  --
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................           --               (0.24)                 --
  Net Realized Gain....................           --               (0.01)                 --
  In Excess of Net Realized Gain.......           --               (0.09)                 --
--------------------------------------------------------------------------------------------------
    Total Distributions................           --               (0.34)                 --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........      $ 11.85             $ 10.49             $ 10.00
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
TOTAL RETURN...........................        12.97%               8.38%               0.00%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................      $ 5,178             $ 4,194             $   517
Ratio of Expenses to Average Net Assets
  (1)..................................         0.31%(a)            0.31%               0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (1)...............         0.13%(a)            2.18%               0.00%(a)
Portfolio Turnover.....................           48%                188%                  0%
---------------------------
(1) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income...........................      $  0.14             $  0.23             $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets.....         2.55%(a)            4.19%               0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets...............        (2.11)%(a)          (1.69)%              0.00%(a)
--------------------------------------------------------------------------------------------------

                                                                  CLASS B
                                         ---------------------------------------------------------
                                         SIX MONTHS ENDED
                                          JUNE 30, 1999        YEAR ENDED         ONE DAY ENDED
                                           (UNAUDITED)      DECEMBER 31, 1998   DECEMBER 31, 1997*
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...      $ 10.50             $ 10.00             $ 10.00
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).........        (0.01)               0.20                  --
  Net Realized and Unrealized Loss.....         1.36                0.62                  --
--------------------------------------------------------------------------------------------------
    Total From Investment Operations...         1.35                0.82                  --
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income................           --               (0.22)                 --
  Net Realized Gain....................           --               (0.01)                 --
  In Excess of Net Realized Gain.......           --               (0.09)                 --
--------------------------------------------------------------------------------------------------
    Total Distributions................           --               (0.32)                 --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........      $ 11.85             $ 10.50             $ 10.00
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
TOTAL RETURN...........................        12.75%               8.23%               0.00%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period
  (Thousands)..........................      $   631             $   559             $   516
Ratio of Expenses to Average Net Assets
  (2)..................................         0.56%(a)            0.56%               0.00%(a)
Ratio of Net Investment Income to
  Average Net Assets (2)...............        (0.12)%(a)           1.93%               0.00%(a)
Portfolio Turnover.....................           48%                188%                  0%
---------------------------
(2) Effect of Voluntary Expense
  Limitation During the Period:
    Per Share Benefit to Net Investment
      Income...........................      $  0.12             $  0.41             $  0.00
  Ratios Before Expense Limitation:
    Expenses to Average Net Assets.....         2.80%(a)            4.44%               0.00%(a)
    Net Investment Income (Loss) to
      Average Net Assets...............        (2.36)%(a)          (1.94)%              0.00%(a)

--------------------------------------------------------------------------------

 *   Commencement of operations
(a)  Annualized
The ratios of expenses to average net assets do not reflect the expenses of the Underlying Funds attributable to the Portfolio.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Strategic Adviser Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a type of mutual fund often described as a "fund of funds." The Fund consists of three separate investment portfolios:
Conservative Portfolio, Moderate Portfolio and Aggressive Portfolio, (each a "Portfolio" and collectively, the "Portfolios") that invest primarily in different combinations of the Class A shares of certain investment portfolios of Morgan Stanley Dean Witter Institutional Fund, Inc. ("MSDWIF") and Institutional Class shares of certain investment portfolios of MAS Funds (each an "Underlying Fund" and collectively, the "Underlying Funds"). The MAS Funds are managed by an affiliate of the Investment Adviser. The Fund currently offers two classes of shares, Class A and Class B shares. Both classes have identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights. The investment objective of the Conservative, Moderate and Aggressive Portfolios is to seek the highest level of long-term total return that is consistent with a relatively conservative level, moderate level and high level of risk, respectively.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of the financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Investments in the Underlying Funds are valued at the net asset value per share of the Underlying Fund at the close of each valuation day. Short-term securities with a maturity date of less than 60 days are valued at amortized cost which approximates market value.

2. INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Portfolios of the Fund may enter into repurchase agreements under which the Portfolio lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

4. ORGANIZATIONAL COSTS: The Fund incurred organizational costs of approximately $297,000 which have been capitalized and allocated equally to each Portfolio. Such costs are being amortized on a straight line basis over a period of five years beginning on December 31, 1997, the date the Fund commenced operations. Morgan Stanley Dean Witter Investment Management Inc. has agreed that in the event any of its initial shares which comprised the Fund at inception are redeemed, the proceeds on redemption will be reduced by the pro-rata portion of any unamortized organizational costs in the same proportion as the number of shares redeemed bears to the initial shares held at time of redemption.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

5. OTHER: Realized gains and losses from the sale of the Underlying Funds are determined on the specific identified cost basis. Dividend income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares of a Portfolio based upon their relative net assets. Distributions from the Portfolios are recorded on the ex-distribution date.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for the character and timing of the recognition of gains or losses on investments.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications among undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income
(loss) per share in the Financial Highlights.

B. INVESTMENT ADVISER AND ADMINISTRATOR: Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management" or the "Adviser"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., allocates the Portfolios' investments in the Underlying Funds within the applicable ranges for each Portfolio, at no charge, under the terms of an Investment Advisory and Management Agreement (the "Agreement"). The Adviser also provides the Fund with administrative services pursuant to an administrative agreement for a monthly fee which on an annual basis equals 0.15% of the average daily net assets of each Portfolio, plus reimbursement of out-of-pocket expenses. Under an agreement between the Adviser and The Chase Manhattan Bank ("Chase"), Chase provides certain administrative services to the Fund through its corporate affiliate Chase Global Funds Services Company ("CGFSC"). For such services, the Adviser pays CGFSC a portion of the fee the Adviser receives from the Fund. Certain employees of CGFSC are officers of the Fund.

The Adviser has agreed to reduce fees payable to it and to reimburse the Portfolios, if necessary, if the annual operating expenses of the Portfolios plus the annual operating expenses of the Underlying Funds attributable to the shares owned by the Portfolios, expressed as a percentage of average daily net assets, exceed the maximum annual ratios indicated as follows:

                                           MAXIMUM EXPENSE RATIO
                                         --------------------------
PORTFOLIO                                  CLASS A       CLASS B
---------------------------------------  ------------  ------------
Conservative Portfolio.................        0.80%         1.05%
Moderate Portfolio.....................        0.90%         1.15%
Aggressive Portfolio...................        1.10%         1.35%

C. DISTRIBUTOR: Morgan Stanley & Co., Incorporated (the "Distributor"), a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., and an affiliate of MSDW Investment Management, serves as the distributor of the Fund and provides Class B shareholders of each applicable Portfolio with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Plan, the Distributor is entitled to receive from each Portfolio, a distribution fee, which is accrued daily and paid quarterly, at an annual rate of 0.25% of the Class B shares' average daily net assets. The Distributor may voluntarily waive, from time to time, all or a portion of its distribution fee.

D. CUSTODIAN: Chase serves as the custodian of the investments and cash of the Portfolios.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter
Strategic Adviser Fund, Inc.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONT.)
JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

E. PURCHASES AND SALES: For the six months ended June 30, 1999, purchases and sales of Underlying Funds were as follows:

                                          PURCHASES     SALES
PORTFOLIO                                   (000)       (000)
---------------------------------------  -----------  ---------
Conservative Portfolio.................   $   2,358   $   1,416
Moderate Portfolio.....................       3,126       2,370
Aggressive Portfolio...................       2,921       2,489

For the six months ended June 30, 1999, the Fund had no purchases and sales of long-term U.S. Government securities.

F. OTHER: At June 30, 1999, cost, unrealized appreciation, unrealized depreciation, and net unrealized appreciation (depreciation) for U.S. Federal income tax purposes of the investments of each Portfolio were:

                                                                      NET
                                                                  UNREALIZED
                                  UNREALIZED      UNREALIZED        APPREC.
                       COST         APPREC.         DEPREC.        (DEPREC.)
PORTFOLIO              (000)         (000)           (000)           (000)
-------------------  ---------  ---------------  -------------  ---------------
Conservative
 Portfolio.........  $   4,653     $      58       $     (55)      $       3
Moderate
 Portfolio.........      5,965           282            (104)            178
Aggressive
 Portfolio.........      5,162           574             (31)            543

Certain Portfolios have investments in Underlying Funds which invest in high-yield and/or foreign securities.

Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. In addition, these investments tend to have thinner trading markets which may result in less availability of price quotations and a risk that amounts realized upon disposition of a security will differ from such quotations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated and U.S. security market transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

From time to time, certain Portfolios of the Fund have shareholders that hold a significant portion of a Portfolio's outstanding shares. Investment activities of these shareholders could have a material impact on those Portfolios.

--------------------------------------------------------------------------------

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